Translation gains/(losses)	12 Months Ended
Jun. 30, 2021
Translation gains/(losses)
Translation gains/(losses)
6	Translation gains/(losses)

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Arising from
Trade and other receivables	(1 233)	1 275	98
Trade and other payables	158	(891)	(372)
Foreign currency loans*	6 318	(6 946)	965
Other	267	20	(87)
	5 510	(6 542)	604
*	Relates to intergroup exposure on foreign currency loans. A portion of the LCCP has been financed with US dollar funds through intergroup loans.